LOANS AND ADVANCES (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances
Subtotal	$ 26,740,963	$ 29,599,564
Less: Allowance for credit losses	(27,840)	(12,258)
Total	26,713,123	29,587,306
Margin loans
Loans And Advances
Subtotal	24,681,724	29,097,216
IPO loans
Loans And Advances
Subtotal	89,465	34,348
Other advances
Loans And Advances
Subtotal	$ 1,969,774	$ 468,000